Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
BNY Mellon Natural Resources Fund- Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y Shares
Average Annual Return, Percent		3.80%	18.79%	8.35%
BNY Mellon Natural Resources Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I Shares
Average Annual Return, Percent		3.71%	18.67%	8.25%
BNY Mellon Natural Resources Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Average Annual Return, Percent		1.81% [1]	17.52%	7.19%
BNY Mellon Natural Resources Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Average Annual Return, Percent		(2.53%)	16.97%	7.33%
Without Sales Load [Member] | BNY Mellon Natural Resources Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		2.71%	17.52%	7.19%
Without Sales Load [Member] | BNY Mellon Natural Resources Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		3.42%	18.37%	7.96%
S&P Global Natural Resources Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index
Average Annual Return, Percent		7.65%	10.51%	5.71%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1500® Index
Average Annual Return, Percent	[2]	35.54%	15.59%	13.12%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective as of September 30, 2024.